Condensed Interim Consolidated Balance Sheets - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents		$ 18,788	$ 28,587
Restricted cash		280	163
Short term bank deposits		20	15,402
Trade receivable		618	1,258
Other assets – funds held in escrow		30,417
Prepaid expenses and other receivables		2,114	2,026
Total current assets		52,237	47,436
NON-CURRENT ASSETS:
Operating lease right-of-use assets		1,800	1,740
Property and equipment, net		1,429	1,309
Total non-current assets		3,229	3,049
Total assets		55,466	50,485
CURRENT LIABILITIES:
Trade payables		942	1,149
Operating lease liabilities		524	436
Employees and payroll accruals		3,096	2,916
Convertible bonds		30,836
Accrued expenses and other payables		871	1,710
Total current liabilities		36,269	6,211
LONG-TERM LIABILITIES:
Operating lease liabilities		1,443	1,306
Warrant Liability		540	875
Total long-term liabilities		1,983	2,181
SHAREHOLDERS’ EQUITY:
Ordinary Shares, NIS 0.000216 par value; 165,000,000 authorized shares as of September 30, 2024 and 130,000,000 as of December 31, 2023; 81,109,895 and 77,925,095 outstanding shares at September 30, 2024 and December 31, 2023, respectively	[1]
Additional paid-in capital		257,975	245,733
Accumulated deficit		(240,761)	(203,640)
Total shareholders’ equity		17,214	42,093
Total liabilities and shareholders’ equity		$ 55,466	$ 50,485

[1]	Represents less than $1.